Other Payables and Accruals (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts Payable and Accrued Liabilities [Line Items]
Staff cost related payables	¥ 12,841,440	$ 1,849,552	¥ 15,705,966
Professional services	10,443,985	1,504,247	12,070,384
Product development services	901,810	129,888	1,648,410
Marketing and promotion	598	86	3,988
Fund raised for Cross Fire New Mobile Game (see below)	57,499,910	8,281,710
Others	10,615,155	1,528,900	6,435,676
Accrued expense and other current liabilities	¥ 92,302,898	$ 13,294,383	¥ 35,864,424